LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET (Details) $ / shares in Units, $ in Thousands	1 Months Ended							12 Months Ended
	Aug. 31, 2021 USD ($) installment	Apr. 30, 2021 USD ($) installment	Sep. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) item	May 31, 2019 USD ($) item	Jul. 31, 2016 USD ($)	Dec. 31, 2021 USD ($) $ / shares
Long Term Loan
Warrants term								8 years
Warrants value adjusted								$ 365
Warrants exercise price | $ / shares								$ 9.36
Israeli subsidiary
Long Term Loan
Loan term			5 years	5 years
Interest rate adjustment (as a percent)			1.50%	1.50%
Cash deposit of the loan amount			5.00%	5.00%
Paternal guarantee			$ 900	$ 1,100
First loan | Israeli subsidiary
Long Term Loan
Loan amount							$ 2,000
Loan term							36 months
Interest rate adjustment (as a percent)							6.90%
Warrant granted for shares							$ 400
Warrants term							6 years
Warrants' fair value							$ 311
Second loan | Israeli subsidiary
Long Term Loan
Loan amount					$ 3,000	$ 5,000
Number of loans portions | item					2	2
Loan term					36 months	36 months
Interest rate adjustment (as a percent)					6.90%	6.90%
Warrants term					10 years	10 years
Waiver of alternative payment					$ 375	$ 625
Warrants' fair value					295	471
state-guaranteed bank loan | Israeli subsidiary
Long Term Loan
Waiver of alternative payment					$ 800	$ 800	$ 320
Loan agreement with Liquidity Capital II L.P | Israeli subsidiary
Long Term Loan
Loan amount	$ 2,300	$ 5,000
Loan term	30 months	30 months
Monthly Interest rate	16.40%	16.40%
Number of interest only installements | installment	6	6
Number of installements | installment	24	24